Share Based Compensation (Details) - USD ($)									12 Months Ended
	Oct. 31, 2025	Jan. 01, 2024	Oct. 01, 2023	Mar. 31, 2023	Jan. 01, 2023	Jul. 14, 2022	Jun. 08, 2022	Mar. 08, 2022	Dec. 31, 2025	Dec. 31, 2024	Oct. 10, 2025	Aug. 31, 2025
Share Based Compensation [Line Items]
Outstanding percentage										2.00%
Options granted								153,146
Exercise price per share (in Dollars per share)				$ 2.68				$ 13.4
Issuance vested		74,906				1,493	1,866
Expire date		Dec. 31, 2034	Sep. 30, 2033			Jul. 13, 2033	Jun. 07, 2033
Cancelled existing vested and unvested shares				70,428
Deferred cash bonus payable (in Dollars)				$ 1.6
Share options				403,820
Vesting period				6 months
Incremental cost (in Dollars)				$ 700,000
Reverse stock split									1 for 10
Price of per share (in Dollars per share)									$ 2			$ 0.01
Warrants expiration, term									20 months		24 months
Placement Agent Warrants [Member]
Share Based Compensation [Line Items]
Issuance vested	23,606
Employees [Member]
Share Based Compensation [Line Items]
Issuance vested					74,881
Expire date					Dec. 31, 2033
Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Issuance vested				70,430
Issuance of warrants	60,180
Price of per share (in Dollars per share)	$ 2.5
Class A Ordinary Shares [Member] | Placement Agent Warrants [Member]
Share Based Compensation [Line Items]
Issuance vested	47,000
2017 Share Option Plan [Member] | Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Ordinary shares issued										550,000
Share Option Plan [Member]
Share Based Compensation [Line Items]
Cancelled existing vested and unvested shares				177,667
Deferred cash bonus payable (in Dollars)				$ 3,100,000